Rentals under Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Future minimum rentals to be received under noncancelable tenant operating leases
2013	$ 2,572,612
2014	2,363,435
2015	2,083,716
2016	1,810,189
2017	1,524,365
Thereafter	4,079,160
Future minimum rental receivables	$ 14,433,477
Percentage of future minimum rentals receivable attributable to leases with an affiliate of a limited partner in the Operating Partnership	0.60%